Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Cash flows from operating activities:
Profit after tax	$ 102,617	$ 116,769	$ 105,433
Adjustments to reconcile profit after tax to net cash generated from operating activities:
Depreciation and amortization	62,645	62,873	36,117
Impairment of goodwill		4,085
Share-based compensation expense	38,230	37,520	30,305
Amortization of debt issue cost	126	231	360
Allowances for expected credit losses ("ECL")	924	712	659
Unrealized exchange loss/(gain), net	8,383	44	(2,441)
Income tax expense	30,074	27,183	25,719
Interest expense	14,701	16,780	2,844
Interest income	(3,702)	(3,840)	(2,556)
Income from marketable securities	(6,352)	(7,547)	(7,979)
Loss/(gain) on sale of property and equipment	67	(23)	25
Deferred rent		(2)	1,578
Rent concession	(416)
Excess tax benefit from share-based compensation expense	(729)	(998)	(1,260)
Unrealized (gain)/loss on derivative instruments	(4,145)	4,110	(372)
Changes in operating assets and liabilities:
Trade receivables and unbilled revenue	4,994	(13,483)	(14,822)
Other assets	7,174	(24,154)	(17,340)
Trade payables	(4,412)	13,876	(585)
Contract liabilities	(2,687)	19,017	8,714
Other liabilities	9,288	18,991	8,279
Cash generated from operating activities before interest and income taxes	256,780	272,144	172,678
Income taxes paid	(33,535)	(31,180)	(22,992)
Interest paid	(14,454)	(15,180)	(2,521)
Interest received	4,935	2,837	2,489
Net cash provided by operating activities	213,726	228,621	149,654
Cash flows from investing activities:
Payment of contingent considerations in relation to acquisitions		(1,745)	(6,922)
Government grants repaid			(200)
Payment for property and equipment and intangible assets	(26,530)	(27,860)	(32,292)
Proceeds from sale of property and equipment	189	82	120
Investment in fixed deposits	(73,736)	(75,977)	(27,899)
Proceeds from maturity of fixed deposits	82,592	43,258	31,336
Investment in marketable securities (long-term)			(78,823)
Marketable securities (purchased)/sold, net (short-term)	(75,797)	(37,410)	42,037
Profit on sale of marketable securities	505	2,657	1,497
Dividends received			32
Investment in mutual funds		(118)
Proceeds from redemption of mutual funds		125
Net cash used in investing activities	(92,777)	(96,988)	(71,347)
Cash flows from financing activities:
Payment for repurchase of shares	(78,563)	(63,737)	(56,417)
Transaction charges on cancellation of treasury shares	(55)
Repayment of long-term debt	(16,800)	(28,200)	(28,100)
Principal payment for lease liabilities	(23,073)	(20,793)
Excess tax benefit from share-based compensation expense	729	998	1,260
Net cash used in financing activities	(117,762)	(111,732)	(83,257)
Exchange difference on cash and cash equivalents	5,517	(8,416)	(9,435)
Net change in cash and cash equivalents	8,704	11,485	(14,385)
Cash and cash equivalents at the beginning of the year	96,929	85,444	99,829
Cash and cash equivalents at the end of the year	105,633	96,929	85,444
Denali Sourcing Services Inc. [member]
Cash flows from investing activities:
Payment of contingent considerations in relation to acquisitions		(1,745)	(2,484)
Non-cash transactions: Investing activities
(i) Liability towards property and equipment and intangible assets purchased on credit	$ 3,036	6,314	6,114
Value Edge Research Services Private Limited [member]
Non-cash transactions: Investing activities
(ii) Release of restricted cash, held in escrow		$ 1,535	1,535
Hotel Beds Group SLU [member]
Cash flows from investing activities:
Acquisition of subsidiaries and businesses, net of cash acquired			$ (233)